Income Taxes (Misc) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Miscellaneous Income Tax Information [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unutilized Tax Losses	136,884	197,484
Foreign tax credits available for carryforward	14,567	14,567
Foreign Tax Credit Carryforward, Valuation Allowance	14,567	14,567
Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2013
Foreign Tax Credit Carryforwards, Expiration Dates	2018
Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2031
Foreign Tax Credit Carryforwards, Expiration Dates	2019
Canada | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2000
Canada | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2013
UNITED STATES
Miscellaneous Income Tax Information [Line Items]
Unutilized Tax Losses	64,226	72,544
Unutilized Loss Carryforwards, Valuation Allowance	$ 3,250	$ 3,250
UNITED STATES | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	1997
UNITED STATES | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2013